real estate joint ventures (Tables)	6 Months Ended
Jun. 30, 2018
real estate joint ventures
Schedule of real estate joint ventures financial information

As at (millions)	June 30, 2018	December 31, 2017
ASSETS
Current assets
Cash and temporary investments, net	$15	$20
Escrowed deposits for tenant inducements and liens	1	1
Other	3	4

	19	25
Assets classified as held for sale 1	249	—

	268	25

Non-current assets
Property under development — Investment property	237	194
Investment property	—	221
Other	3	35

	240	450

	$508	$475

LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$11	$13
Current portion of 3.7% mortgage and senior secured 3.4% bonds	—	5
Construction holdback liabilities	12	10

	23	28
Liabilities directly associated with assets classified as held for sale 1	238	—

	261	28

Non-current liabilities
Construction credit facilities	180	141
3.7% mortgage due September 2024	—	27
Senior secured 3.4% bonds due July 2025	—	208

	180	376

Liabilities	441	404

Owners’ equity
TELUS 2	27	29
Other partners	40	42

	67	71

	$508	$475

(1)

Assets held for sale include investment property of $218. Liabilities directly associated with assets classified as held for sale include $27 and $211 for the 3.7% mortgage due September 2024 and senior secured 3.4% bonds due July 2025, respectively.

(2)

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

	Three months		Six months
Periods ended June 30 (millions)	2018	2017	2018	2017
Revenue
From investment property	$8	$8	$16	$17
From sale of residential condominiums	$—	$11	$—	$13
Depreciation and amortization	$2	$2	$4	$4
Interest expense 1	$2	$2	$4	$4
Net income and comprehensive income 2	$(3)	$4	$(2)	$6

(1)	During the three-month and six-month periods ended June 30, 2018, the real estate joint ventures capitalized $2 (2017 – $1) and $4 (2017 – $2), respectively, of financing costs.

(2)	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of joint ventures investment activity

Three-month periods ended June 30 (millions)	2018			2017
	Loans and receivables 1	Equity 2	Total	Loans and receivables 1	Equity 2	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us 3	$—	$(1)	$(1)	$—	$2	$2
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Recognition of gain deferred on our real estate initially contributed	—	—	—	—	1	1
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	7	—	7	8	—	8
Funds repaid to us and earnings distributed	—	(1)	(1)	—	(1)	(1)

Net increase (decrease)	7	(2)	5	8	2	10
Real estate joint ventures carrying amounts
Balance, beginning of period	53	15	68	26	28	54

Balance, end of period	$60	$13	$73	$34	$30	$64

Six-month periods ended June 30 (millions)	2018			2017
	Loans and receivables 1	Equity 2	Total	Loans and receivables 1	Equity 2	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us 3	$—	$(1)	$(1)	$—	$3	$3
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Recognition of gain deferred on our real estate initially contributed	—	—	—	—	1	1
Construction credit facilities financing costs charged by us and other (Note 6)	1	—	1	—	—	—
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	13	—	13	13	—	13
Financing costs paid to us	(1)	—	(1)	—	—	—
Funds repaid to us and earnings distributed	—	(1)	(1)	—	(4)	(4)

Net increase (decrease)	13	(2)	11	13	—	13
Real estate joint ventures carrying amounts
Balance, beginning of period	47	15	62	21	30	51

Balance, end of period	$60	$13	$73	$34	$30	$64

(1)

Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities (see (d)).

(2)	We account for our interests in the real estate joint ventures using the equity method of accounting.
(3)

As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income; provision for income taxes is made in determining the comprehensive income attributable to us.

Schedule of construction credit facility

As at (millions)	Note	June 30, 2018	December 31, 2017
Construction credit facilities commitment — TELUS Corporation
Undrawn	4(c)	$54	$67
Advances		60	47

		114	114
Construction credit facilities commitment — other		228	228

		$342	$342